Submission	Mar. 19, 2026
Submission [Line Items]
Central Index Key	0001926792
Registrant Name	SAMFINE CREATION HOLDINGS GROUP LIMITED
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A